Cash and cash equivalents (Details)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Cash and cash equivalents
Cash on hand	$ 396		$ 429
Bank balances	20,998,172		23,833,460
Other monetary funds	218		236
Total	$ 20,998,786	¥ 19,791,079	$ 23,834,125	¥ 21,206,372